Forward Merger	9 Months Ended
Sep. 30, 2024
Forward Merger
Forward Merger

Note 3 – Forward Merger

On February 13, 2024, ARYA, ListCo, ARYA Merger Sub, and Company Merger Sub, entered into a Business Combination Agreement, which was amended by the Consent and Amendment No. 1 to the Business Combination Agreement, dated as of June 25, 2024.

Prior to the annual general meeting, holders of 2,707,555 shares of ARYA’s redeemable Class A ordinary shares exercised their right to redeem such shares for cash at a redemption price of approximately $11.56 per share, for an aggregate redemption amount of approximately $31.3 million.

Description of the Transaction

Upon the consummation of Business Combination,

a)	Each issued and outstanding Class A ordinary share of ARYA, par value $0.0001 per share, were automatically cancelled, extinguished and converted into one share of common stock, par value $0.0001 per share, of the Company (“Company’s Common Stock”).
b)	Each issued and outstanding Class B ordinary share of ARYA, par value $0.0001 per share, are automatically cancelled, extinguished and converted into the right to receive one share of the Company’s Common Stock, other than (i) 1,000,000 Class B ordinary shares that are forfeited by the Sponsor, and issued to the PIPE Investors (as defined below), including the Perceptive PIPE Investor (as defined below); (ii) 1,147,500 shares of the Company’s Common Stock issuable to the Sponsor are subject to share trigger price vesting and will vest if, prior to the tenth anniversary of the Closing, the post-closing share price of the Company equals or exceeds $24.00 per share for any 20 trading days within any 30 trading day period (the “Share Trigger Price Vesting”).
c)	Each warrant of Legacy Adagio (other than the Series E Pre-funded Warrants) was terminated in accordance with the terms of the applicable warrant agreement.
d)	All issued and outstanding convertible promissory notes of Legacy Adagio (excluding the Bridge Financing Notes and the 2024 Bridge Financing Notes, as defined below), including any accrued and unpaid interest thereon, are automatically and fully converted into shares of Legacy Adagio common stock in accordance with the terms of such convertible promissory notes, and such convertible promissory notes are cancelled, satisfied, extinguished, discharged and retired in connection with such conversion.
e)	Each share of Legacy Adagio preferred stock, par value $0.001 per share, that is issued and outstanding are automatically converted into shares of Legacy Adagio common stock on a one-to-one basis.
f)	All issued and outstanding shares of Legacy Adagio common stock including Series E Pre-funded Warrants that had been issued and outstanding are automatically cancelled and extinguished and converted into shares of the Company’s Common Stock based on the exchange ratio set forth in the Business Combination Agreement.
g)	Each issued, outstanding and unexercised option to purchase Legacy Adagio common stock (“Legacy Adagio Option”) had been vested prior to the Closing with an aggregate value that exceeds the aggregate exercise price of such Legacy Adagio Option (each an “In-the-Money Adagio Options”) are cancelled and extinguished in exchange for options to purchase shares of the Company’s Common Stock, and each issued and outstanding Legacy Adagio equity award (other than an In-the-Money Adagio Options) are automatically cancelled and extinguished for no consideration, and each holder thereof will cease to have any rights with respect thereto.
h)	$7.0 million of 2024 Bridge Financing Notes is converted into Convertible Securities Notes and Convert Warrants (as defined below).

In connection with the execution of the Business Combination Agreement, ListCo and ARYA entered into Subscription Agreements (the “Initial Subscription Agreements”), with Perceptive Life Sciences Master Fund, Ltd, a Cayman Islands exempted company (the “Perceptive PIPE Investor”) and certain other investors (the “Initial Other PIPE Investors”, and together with the Perceptive PIPE Investor, the “Initial PIPE Investors”). In June 2024, ListCo and ARYA entered into additional Subscription Agreements (the “June Subscription Agreements” and, together with the Initial Subscription Agreements, the “Subscription Agreements”) with certain additional investors, (the “June PIPE Investors”, and together with the Initial Other PIPE Investors, the “Other PIPE Investors”, and the Other PIPE Investors, together with the Perceptive PIPE Investor, the “PIPE Investors”).

Pursuant to the subscription agreements, the PIPE Investors have committed financing valued at $64.5 million (the “PIPE Financing”).

The PIPE Financing included:

(i)Commitments by certain Other PIPE Investors to purchase $2.5 million in Class A shares of ARYA in the open market and not to redeem such shares before the Closing, resulting in the issuance of 355,457 shares of Company’s Common Stock and 299,902 warrants exercisable for shares of the Company’s Common Stock (the “Base Warrants”).

(ii)Commitments by certain Other PIPE Investors that were shareholders of ARYA to not to redeem 247,700 Class A shares of ARYA, resulting in the issuance of 405,772 shares of Company’s Common Stock and 343,756 Base Warrants.

(iii)Agreements to purchase 1,036,666 shares of Company’s Common Stock, 1,440,000 Base Warrants, and 670,000 PIPE Pre-funded Warrants for a cash investment of $12 million in the Company.

(iv)Contribution of total $29.5 million in April 2023 Convertible Notes, November 2023 Convertible Notes, May 2024 Convertible Notes, June 2024 Convertible Notes, and July 2024 convertible Notes (collectively, “Bridge Financing Notes”), and accrued interest of $1.7 million by the Perceptive PIPE Investor.

(v)An additional cash investment of $15.9 million by the Perceptive PIPE Investor.

In return for the investment specified in (iv) and (v) above, the Perceptive PIPE Investor received 6,622,959 shares of Company’s Common Stock and 5,445,069 Base Warrants.

Further, in connection with the execution of the Business Combination Agreement, certain investors (“Convert Investors”) executed a securities purchase agreement, dated February 13, 2024, with ListCo (the “Convertible Security Subscription Agreement”), pursuant to which ListCo issued on the Closing Date to the Convert Investors $20.0 million of 13% senior secured convertible notes (the “Convertible Securities Notes”), which will be convertible into shares of the Company’s Common Stock at a conversion price of $10.00 per share, subject to adjustment, and 1,500,000 warrants (the “Convert Warrants”), each Convert Warrant being exercisable on a cashless basis or for cash at a price of $24.00 per share, subject to adjustment. Such $20.0 million of financing in the form of Convertible Securities Notes includes the conversion of the 2024 Bridge Financing Notes into Convertible Securities Notes and Convert Warrants at Closing, as further described in Note 9- Debt.

Acquisition Method of Accounting

The Business Combination has been accounted for as a forward-merger in accordance with U.S. GAAP. Under this method of accounting, ListCo has been treated as the “accounting acquirer” and Legacy Adagio as the “accounting acquiree” for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination has been accounted for using the acquisition method of accounting. The acquisition method of accounting is based on ASC 805 and uses the fair value concepts defined in ASC 820. ASC 805 requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date, with limited exceptions per ASC 805-20-30-12 through 30-23. As such, under the acquisition method of accounting, ListCo’s assets and liabilities retain their carrying amounts, and the assets and liabilities of Legacy Adagio, including any intangible assets recognized in connection with the Business Combination, are recorded at their fair values as of the acquisition date, except as otherwise required. The excess of the purchase price over the estimated fair values of net assets acquired is recorded as goodwill.

Under the acquisition method of accounting, ListCo was considered to be the accounting acquirer based on the terms of the Business Combination. Upon consummation of the Business Combination, the cash on hand resulted in the equity at risk being considered insufficient for Legacy Adagio to finance its activities without additional subordinated financial support. Therefore, Legacy Adagio was considered a Variable Interest Entity (“VIE”) and the primary beneficiary of Legacy Adagio was treated as the accounting acquirer.

ListCo is the primary beneficiary of Legacy Adagio. ListCo will hold 100% of the voting rights of Legacy Adagio and will control the Board of Directors of Legacy Adagio. Therefore, ListCo will have the sole power to control the significant activities that will impact Legacy Adagio’s economic performance. ListCo’s equity interest in Legacy Adagio will result in the right to receive benefits and the obligation to absorb the losses of Legacy Adagio that could be significant to ListCo.

The following is a summary of the purchase price calculation (unaudited, in thousands except share and per share data):

Number of the Company’s Common Stock issued	6,771,769
Number of replacement stock options granted to Legacy Adagio’s option holders by the Company	7,587
Total shares and stock options	6,779,356
Multiplied by the Company’s Common Stock price at the Closing	$6.64
Total	$45,015
Number of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes	3,540,000
Multiplied by estimated value of PIPE Base Warrants at the Closing	$2.41
Estimated fair value of PIPE Base Warrants issued in lieu of settling Bridge Financing Notes	$8,531
Total purchase price	$53,546

The allocation of the purchase price was as follows (unaudited, in thousands):

Assets Acquired:
Cash	$681
Accounts receivable, net	102
Inventories, net	4,077
Prepaid expenses	308
Other current assets	195
Property and equipment, net	1,133
Intangible assets, net	26,200
Goodwill	44,291
Right-of-use asset, net	247
Other assets	18
Tota assets acquired	$77,252
Liabilities Assumed:
Accounts payable	$10,103
Accrued liabilities	3,556
Operating lease liabilities, current	138
Convertible notes payable, long-term	5,951
Warrant liabilities	1,049
Operating lease liabilities, long-term	109
Deferred tax liabilities	2,800
Total liabilities assumed	$23,706
Net total	$53,546

Goodwill represents the excess of the total purchase consideration over the fair value of the underlying net assets and captures the value attributable to future economic benefits arising from future technology development beyond the existing pipeline of identified IPR&D projects.

The acquired intangible assets consist of developed technology and IPR&D, which were valued at $26.2 million at the Closing using the cost approach. This approach considers an asset’s replacement cost (direct and indirect) adjusted, where applicable, for obsolescence to estimate the replacement cost of the asset’s current service potential (i.e., remaining useful life and cash-flow generating capacity). Obsolescence for an acquired intangible asset may include functional (technological) obsolescence and economic (external) obsolescence. The Company has determined the estimated useful life of 5 years for developed technology based on consideration of the economic benefit of the asset. Refer to Note 7- Goodwill and Intangible Assets for details.

In connection with the Business Combination, the transactions that occurred concurrently with the Closing Date of the Business Combination were reflected “on the line”. “On the line” describes those transactions triggered by the consummation of the Business Combination that are not recognized in the consolidated financial statements of the Predecessor nor the Successor as they are not directly attributable to either period but instead were contingent on the Business Combination.

The number of shares of common stock issued and amounts recorded on the line within stockholders’ equity (deficit) are reflected below to arrive at the opening consolidated balance sheet of the Successor.

	Number of Shares	Common Stock	APIC	Accumulated Deficit
ListCo closing equity as of July 30, 2024	—	—	$2,729	$(2,734)
Accumulated deficit carried over from ARYA	—	—	—	(14,089)
Contribution of cash proceeds in PIPE Financing	3,287,018	—	23,433	—
Conversion of ARYA convertible promissory Notes	355,100	—	3,551	—
Conversion of ARYA Class A ordinary shares and Class B ordinary shares	2,089,000	—	—	—
Conversion of Class A ordinary shares subject to redemption	123,520	—	1,361	—
Shares issued for acquisition of Legacy Adagio	6,771,769	1	53,546	—
Additional shares issued and reclassification of Class A ordinary shares subject to non-redemption agreements and open market subscription agreements	761,229	—	5,166	—
Successor’s opening equity as of July 31, 2024 (Successor)	13,387,636	1	$89,786	$(16,823)

In conversion of the ARYA’s equity outstanding prior to the Closing Date, for each issued and outstanding Class B ordinary share of ARYA at par value $0.0001 per share, a total of 1,147,500 shares (“Earn-out Shares”) of the Company’s Common Stock are issuable to the Sponsor, which are subject to vesting based on a share price trigger. These shares will vest if, within ten years of the Closing, the share price of the Company’s Common Stock reaches or exceeds $24.00 per share for at least 20 trading days within a 30-day period. As of the reporting date, the vesting of these shares was not considered probable.

Pro Forma Financial Information (Unaudited)

The following unaudited pro forma financial information summarizes the results of operations for the Company as though the Business Combination had occurred on January 1, 2023 and has been derived from the historical consolidated financial statements of the Company’s Predecessor Periods and the Successor Period. The Successor and Predecessor Periods for the periods three months ended September 30, 2024; three months ended September 30, 2023; nine months ended September 30, 2024 and nine months ended September 30, 2023 have been combined. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Revenue	$185	$41	$465	$222
Net loss	(12,971)	(10,655)	(28,987)	(26,113)

The unaudited pro forma financial information for the three and nine months ended September 30, 2024 and 2023 combines the historical results of Adagio Medical, Inc., ARYA, and ListCo for the three and nine months ended September 30, 2024 and 2023, assuming that the companies were combined as of January 1, 2023.

The unaudited pro forma results reflect the adjustments for recording the step-up amortization adjustments for the fair value of intangible assets acquired, reversal of change in fair value of Legacy Adagio Convertible Notes and warrants, reversal of interest on Legacy Adagio Convertible Notes, reversal of interest on Legacy Adagio’s SVB Term Loan, and recording interest on Convertible Securities Notes.